Consolidated Schedule of Investments (unaudited) September 30, 2020	BlackRock Science and Technology Trust II (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles(a) — 4.2%
Tesla, Inc.(b)	183,864	$78,879,495
XPeng, Inc., ADR	854,662	17,153,066

		96,032,561

Banks — 1.6%
Klarna Holdings AB, (Acquired 08/07/19, Cost: $ 23,354,997)(c)(d)	86,839	36,690,965

Capital Markets(a) — 1.0%
Dragoneer Growth Opportunities Corp.	733,300	8,982,925
XP, Inc., Class A	358,928	14,963,708

		23,946,633

Diversified Consumer Services(a) — 3.2%
Afya Ltd., Class A	462,537	12,599,508
Arco Platform Ltd., Class A	408,891	16,699,108
Chegg, Inc.	326,477	23,323,517
TAL Education Group, ADR	263,259	20,018,214

		72,640,347

Diversified Telecommunication Services — 1.0%
Bandwidth, Inc., Class A(a)	132,945	23,208,209

Electronic Equipment, Instruments & Components — 1.2%
Samsung SDI Co. Ltd.	74,837	27,646,162

Entertainment — 4.7%
Big Hit Entertainment Co. Ltd., (Acquired 09/28/20, Cost: $14,786,171)(d)	127,263	14,690,470
NCSoft Corp.	16,307	11,237,694
NetEase, Inc., ADR(b)	55,363	25,171,895
Roku, Inc.(a)(b)	108,969	20,573,347
Tencent Music Entertainment Group, ADR(a)	1,061,891	15,684,130
Zynga, Inc., Class A(a)	2,170,442	19,794,431

		107,151,967

Health Care Technology(a) — 2.5%
GoodRx Holdings, Inc., Class A	177,109	9,847,261
Livongo Health, Inc.	330,184	46,242,269

		56,089,530

Interactive Media & Services — 5.5%
Kakao Corp.	159,682	49,653,687
Snap, Inc., Class A(a)	1,186,934	30,990,847
Yandex NV, Class A(a)	312,606	20,397,541
ZoomInfo Technologies, Inc., Class A(a)	553,685	23,802,918

		124,844,993

Internet & Direct Marketing Retail(a) — 6.8%
Delivery Hero SE(e)	305,825	35,090,131
Farfetch Ltd., Class A	1,216,809	30,614,915
Meituan Dianping, Class B	1,230,000	38,746,577
MercadoLibre, Inc.(b)	28,105	30,423,100
Shop Apotheke Europe NV(e)	114,589	19,960,850

		154,835,573

IT Services — 19.8%
Adyen NV(a)(e)	16,766	30,924,601
Endava PLC, ADR(a)	352,277	22,246,292
GDS Holdings Ltd., ADR(a)	213,834	17,498,036
GMO Payment Gateway, Inc.	233,800	25,045,261
Grid Dynamics Holdings Inc.(a)	1,090,376	8,428,606
Kingsoft Cloud Holdings Ltd., ADR(a)(f)	655,104	19,345,221
Locaweb Servicos de Internet SA(a)(e)	3,720,234	39,488,443
MongoDB, Inc.(a)	72,841	16,863,420

Security	Shares	Value

IT Services (continued)
Okta, Inc.(a)	127,495	$27,264,806
Pagseguro Digital Ltd., Class A(a)	353,932	13,346,776
Shift4 Payments, Inc., Class A(a)	167,572	8,103,782
Shopify, Inc., Class A(a)(b)	36,201	37,032,537
Square, Inc., Class A(a)	322,298	52,389,540
StoneCo Ltd., Class A(a)	413,222	21,855,312
TRAX Ltd., (Acquired 09/12/19, Cost: $10,999,987)(c)(d)	293,333	16,473,581
Trumid Holdings LLC, Class J-A(a)(c)(g)	20,154	7,999,929
Trumid Holdings LLC, Class J-B(a)(c)(g)	20,154	7,999,929
Twilio, Inc., Class A(a)	184,419	45,568,091
Tyro Payments Ltd.(a)	3,703,460	9,634,536
Wix.com Ltd.(a)	90,733	23,123,305

		450,632,004

Multiline Retail — 1.3%
Magazine Luiza SA	1,877,085	29,814,630

Professional Services — 0.6%
CoStar Group, Inc.(a)(b)	17,529	14,873,532

Semiconductors & Semiconductor Equipment — 12.7%
ACM Research, Inc., Class A(a)	278,696	19,257,894
ASMedia Technology Inc.	257,000	13,030,502
BE Semiconductor Industries NV.	218,779	9,379,458
Cree, Inc.(a)	335,156	21,362,844
Inphi Corp.(a)	252,837	28,380,953
Lasertec Corp.	336,100	27,627,052
Lattice Semiconductor Corp.(a)	515,803	14,937,655
Marvell Technology Group Ltd.	758,619	30,117,174
Monolithic Power Systems, Inc.(b)	90,194	25,219,144
Power Integrations, Inc.	113,482	6,286,903
Qorvo, Inc.(a)	170,179	21,954,793
Silergy Corp.	400,000	23,714,747
SOITEC(a)	168,756	24,300,122
STMicroelectronics NV	783,328	24,024,666

		289,593,907

Software — 23.5%
Agora, Inc., ADR(a)(f).	240,744	10,347,177
Altium Ltd.	792,994	20,618,859
Atlassian Corp. PLC, Class A(a)	101,575	18,465,319
Avalara, Inc.(a)	162,203	20,654,930
Cloudflare, Inc., Class A(a)	280,165	11,503,575
Coupa Software, Inc.(a)	77,161	21,160,633
Crowdstrike Holdings, Inc., Class A(a)	172,745	23,721,344
Databricks, Inc., (Acquired 07/24/20, Cost: $5,501,686)(c)(d)	114,553	5,498,544
Elastic NV(a)	176,354	19,026,833
Five9, Inc.(a)	201,887	26,180,706
Freee KK(a)	397,500	30,145,372
Kingdee International Software Group Co. Ltd.(a).	10,912,000	28,461,804
Lightspeed POS Inc.(a)	660,139	21,149,435
Ming Yuan Cloud Group Holdings Ltd.(a)	4,979,000	17,718,701
Online Ventures Pty Ltd., (Acquired 01/21/20, Cost: $20,875,811)(c)(d)	181,785	19,918,526
Rakus Co. Ltd.	1,330,000	23,860,803
RingCentral, Inc., Class A(a).	109,318	30,019,816
SVMK, Inc.(a).	669,061	14,792,939
Synopsys, Inc.(a)	102,130	21,853,777
Think & Learn Private Ltd., (Acquired 09/30/20, Cost: $7,113,729)(c)(d)	4,651	7,068,373
Trade Desk, Inc., Class A(a)(b)	39,376	20,427,481
Unity Software, Inc.(a).	260,805	22,763,060

CONSOLIDATED SCHEDULE OF INVESTMENTS	1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Science and Technology Trust II (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Weimob, Inc.(a)(e)	17,808,000	$24,096,401
Xero Ltd.(a)	246,720	17,997,003
Zendesk, Inc.(a)	196,563	20,230,264
Zscaler, Inc.(a)	263,178	37,026,513

		534,708,188

Specialty Retail — 0.6%
Vroom Inc.(a)	243,866	12,627,381

Total Common Stocks — 90.2% (Cost: $1,173,907,913)		2,055,336,582

Preferred Securities

Preferred Stocks — 10.3%(c)(d)

Electronic Equipment, Instruments & Components — 0.9%
Credo Technology Group Holding Ltd., Series D, (Acquired 03/20/20, Cost: $19,999,997)	4,005,527	19,987,580

Food & Staples Retailing — 0.3%
GrubMarket, Inc., Series D, (Acquired 07/23/20, Cost: $8,000,001)	1,762,969	8,003,879

Food Products — 0.5%
Farmer’s Business Network, Inc, Series F, (Acquired 07/31/20, Cost: $11,961,002)	361,834	11,962,232

Interactive Media & Services — 0.3%
ResearchGate GmbH, Series D, (Acquired 09/24/20, Cost: $6,999,988)	424,688	6,999,988

Road & Rail — 0.4%
FlixMobility GmbH, Series F, (Acquired 07/26/19, Cost: $16,947,253)	850	8,735,612

Semiconductors & Semiconductor Equipment — 3.5%
CNEX Labs, Inc., Series E, (Acquired 02/06/2020, Cost: $7,000,000)	3,296,755	6,560,543
Innovium, Inc., Series E, (Acquired 08/21/19, Cost: $8,999,992)	1,060,432	9,087,902
Innovium, Inc., Series F, (Acquired 06/10/20, Cost: $6,999,998)	690,812	6,797,590
Nuvia Inc, Series B, (Acquired 09/17/20, Cost:$12,000,000)	3,741,410	12,000,011
Psiquantum Corp., Series C, (Acquired 09/09/19, Cost: $9,101,310)	1,962,335	9,065,988
SambaNova Systems, Inc., Series C, (Acquired 02/20/20, Cost: $33,904,162)	636,800	35,355,136

		78,867,170

Software — 4.4%
Avidxchange, Inc., (Acquired 07/29/20, Cost: $7,474,330)	152,500	7,474,025
C3 AI, Inc., Series H, (Acquired 08/14/19, Cost:$24,890,190)	4,940,000	26,231,400
Databricks, Inc., Series F, (Acquired 10/22/19, Cost: $13,200,019)	307,346	14,752,608
GitLab, Inc., Series E, (Acquired 09/10/19, Cost: $11,670,984)	626,482	13,375,391
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $14,251,080)	4,920	14,206,654

Security	Shares	Value

Software (continued)
Unqork, Inc, Series C, (Acquired 09/18/20, Cost:$7,994,787)	7,300	$7,994,787
Unqork, Inc., Series B, (Acquired 09/19/19, Cost:$6,801,015)	14,942	16,364,179

		100,399,044

Total Preferred Stocks — 10.3%		234,955,505

Total Preferred Securities — 10.3% (Cost: $228,196,108)		234,955,505

Warrants

IT Services — 0.0%
TRAX Ltd., (Acquired 09/12/19, Cost: $0)(c)(d)	46,928	496,967

Total Warrants — 0.0% (Cost: $ — )		496,967

Total Long-Term Investments — 100.5% (Cost: $1,402,104,021)		2,290,789,054

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(h)(i)(j)	6,836,580	6,836,580
SL Liquidity Series, LLC, Money Market Series, 0.25%(h)(i)	3,992,881	3,994,478

Total Short-Term Securities — 0.5% (Cost: $10,831,112)		10,831,058

Total Investments Before Options Written — 101.0% (Cost: $1,412,935,133)		2,301,620,112

Options Written — (1.1)% (Premiums Received: $(23,838,802))		(25,049,640)

Total Investments, Net of Options Written — 99.9% (Cost: $1,389,096,331)		2,276,570,472

Other Assets Less Liabilities — 0.1%		2,300,810

Net Assets — 100.0%		$2,278,871,282

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $335,792,931, representing 14.74% of its net assets as of period end, and an original cost of $310,828,489.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	All or a portion of this security is on loan.
(g)	All or a portion of the security is held by a wholly-owned subsidiary.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Science and Technology Trust II (BSTZ)

Affiliates

Investments in issuers considered to be affiliate (s) of the Trust during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$96,230,373	$—	$(89,393,793	)(a)	$—	$—	$6,836,580	6,836,580	$138,751		$—
SL Liquidity Series, LLC, Money Market Series	66,921,514	—	(62,939,232	)(a)	12,250	(54)	3,994,478	3,992,881	345,669	(b)	—

					$12,250	$(54)	$10,831,058		$484,420		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Atlassian Corp. PLC, Class A	131	10/02/20	USD	175.00	USD	2,381	$(95,630)
Livongo Health, Inc.	196	10/02/20	USD	136.00	USD	2,745	(98,000)
Marvell Technology Group Ltd.	323	10/02/20	USD	38.50	USD	1,282	(45,059)
RingCentral, Inc., Class A	34	10/02/20	USD	300.00	USD	934	(1,530)
Snap, Inc., Class A	215	10/02/20	USD	25.00	USD	561	(25,048)
Square, Inc., Class A	280	10/02/20	USD	172.50	USD	4,551	(14,420)
Tesla, Inc.	140	10/02/20	USD	360.00	USD	6,006	(968,800)
Yandex NV, Class A	365	10/02/20	USD	67.00	USD	2,382	(10,950)
Cree, Inc.	215	10/09/20	USD	67.00	USD	1,370	(13,975)
Crowdstrike Holdings, Inc., Class A	147	10/09/20	USD	131.00	USD	2,019	(129,360)
Marvell Technology Group Ltd.	518	10/09/20	USD	39.50	USD	2,056	(57,757)
MongoDB, Inc.	112	10/09/20	USD	252.50	USD	2,593	(17,080)
Okta, Inc.	89	10/09/20	USD	227.50	USD	1,903	(13,929)
Shopify, Inc., Class A	59	10/09/20	USD	1,090.00	USD	6,036	(63,130)
Snap, Inc., Class A	46	10/09/20	USD	24.50	USD	120	(8,533)
Snap, Inc., Class A	625	10/09/20	USD	25.00	USD	1,632	(90,312)
Square, Inc., Class A	193	10/09/20	USD	165.00	USD	3,137	(90,227)
StoneCo Ltd., Class A	210	10/09/20	USD	57.00	USD	1,111	(5,775)
Tesla, Inc.	265	10/09/20	USD	410.00	USD	11,369	(838,062)
Tesla, Inc.	172	10/09/20	USD	475.00	USD	7,379	(125,130)
Twilio, Inc., Class A	95	10/09/20	USD	265.00	USD	2,347	(32,300)
Zscaler, Inc.	116	10/09/20	USD	160.00	USD	1,632	(4,292)
ACM Research, Inc., Class A	641	10/16/20	USD	80.00	USD	4,429	(102,560)
Afya Ltd., Class A	263	10/16/20	USD	25.00	USD	716	(71,010)
Afya Ltd., Class A	262	10/16/20	USD	30.00	USD	714	(5,895)
Agora, Inc., ADR	277	10/16/20	USD	55.00	USD	1,191	(9,695)
Atlassian Corp. PLC, Class A	102	10/16/20	USD	180.00	USD	1,854	(75,480)
Avalara, Inc.	167	10/16/20	USD	130.00	USD	2,127	(71,810)
Bandwidth, Inc., Class A	153	10/16/20	USD	150.00	USD	2,671	(396,270)
Chegg, Inc.	375	10/16/20	USD	85.00	USD	2,679	(5,625)
Cloudflare, Inc., Class A	322	10/16/20	USD	44.00	USD	1,322	(26,565)
CoStar Group, Inc.	40	10/16/20	USD	840.00	USD	3,394	(108,400)
Cree, Inc.	302	10/16/20	USD	67.50	USD	1,925	(24,915)
Crowdstrike Holdings, Inc., Class A.	103	10/16/20	USD	120.00	USD	1,414	(192,867)
Elastic NV	138	10/16/20	USD	105.00	USD	1,489	(91,080)
Farfetch Ltd., Class A	1,032	10/16/20	USD	30.00	USD	2,597	(26,316)
Five9, Inc.	232	10/16/20	USD	125.00	USD	3,009	(179,800)

CONSOLIDATED SCHEDULE OF INVESTMENTS	3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Science and Technology Trust II (BSTZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
GDS Holdings Ltd., ADR	491	10/16/20	USD	80.00	USD	4,018	$(235,680)
GoodRx Holdings, Inc., Class A	203	10/16/20	USD	65.00	USD	1,129	(32,988)
Inphi Corp.	249	10/16/20	USD	120.00	USD	2,795	(32,993)
Kingsoft Cloud Holdings Ltd., ADR	753	10/16/20	USD	40.00	USD	2,224	(9,413)
Lattice Semiconductor Corp.	593	10/16/20	USD	30.00	USD	1,717	(42,993)
Lightspeed POS, Inc.	750	10/16/20	CAD	40.00	CAD	3,200	(190,098)
Lightspeed POS, Inc.	770	10/16/20	CAD	46.00	CAD	3,285	(23,131)
Livongo Health, Inc.	374	10/16/20	USD	140.00	USD	5,238	(278,630)
MongoDB, Inc.	60	10/16/20	USD	240.00	USD	1,389	(39,000)
Monolithic Power Systems, Inc.	62	10/16/20	USD	281.00	USD	1,734	(61,668)
Pagseguro Digital Ltd., Class A	353	10/16/20	USD	40.00	USD	1,331	(24,710)
Power Integrations, Inc.	215	10/16/20	USD	60.00	USD	1,191	(8,600)
Qorvo, Inc.	112	10/16/20	USD	145.00	USD	1,445	(5,320)
Qorvo, Inc.	112	10/16/20	USD	140.00	USD	1,445	(11,760)
Roku, Inc.	183	10/16/20	USD	175.00	USD	3,455	(322,995)
Shift4 Payments, Inc., Class A	52	10/16/20	USD	60.00	USD	251	(1,170)
Shift4 Payments, Inc., Class A	31	10/16/20	USD	55.00	USD	150	(2,480)
Shift4 Payments, Inc., Class A	270	10/16/20	USD	50.00	USD	1,306	(57,375)
Shopify, Inc., Class A	65	10/16/20	USD	975.00	USD	6,649	(473,525)
Snap, Inc., Class A	312	10/16/20	USD	25.00	USD	815	(52,884)
Snap, Inc., Class A	363	10/16/20	USD	24.00	USD	948	(88,390)
SVMK, Inc.	991	10/16/20	USD	25.00	USD	2,191	(17,343)
Synopsys, Inc.	117	10/16/20	USD	210.00	USD	2,504	(98,280)
TAL Education Group, ADR	302	10/16/20	USD	80.00	USD	2,296	(30,200)
Tencent Music Entertainment Group, ADR	1,424	10/16/20	USD	18.00	USD	2,103	(5,696)
Tesla, Inc.	145	10/16/20	USD	403.00	USD	6,221	(613,350)
Tesla, Inc.	173	10/16/20	USD	500.00	USD	7,422	(133,642)
Twilio, Inc., Class A	114	10/16/20	USD	250.00	USD	2,817	(119,415)
Unity Software, Inc.	299	10/16/20	USD	100.00	USD	2,610	(98,670)
Unity Software, Inc.	300	10/16/20	USD	90.00	USD	2,618	(180,000)
Vroom, Inc.	219	10/16/20	USD	65.00	USD	1,134	(7,665)
Wix.com Ltd.	105	10/16/20	USD	300.00	USD	2,676	(12,863)
Wix.com Ltd.	105	10/16/20	USD	270.00	USD	2,676	(53,025)
XP, Inc., Class A	355	10/16/20	USD	49.00	USD	1,480	(7,828)
XPeng, Inc., ADR	325	10/16/20	USD	22.50	USD	652	(30,875)
Zendesk, Inc.	201	10/16/20	USD	92.50	USD	2,069	(224,115)
ZoomInfo Technologies, Inc., Class A	637	10/16/20	USD	45.00	USD	2,738	(92,365)
Zynga, Inc., Class A	1,233	10/16/20	USD	10.00	USD	1,124	(9,248)
Coupa Software, Inc.	107	10/23/20	USD	262.50	USD	2,934	(228,445)
Cree, Inc.	246	10/23/20	USD	64.00	USD	1,568	(82,410)
Marvell Technology Group Ltd.	49	10/23/20	USD	41.50	USD	195	(3,749)
MongoDB, Inc.	116	10/23/20	USD	235.00	USD	2,686	(124,120)
Okta, Inc.	89	10/23/20	USD	222.50	USD	1,903	(58,517)
RingCentral, Inc., Class A	38	10/23/20	USD	287.50	USD	1,044	(29,830)
RingCentral, Inc., Class A	95	10/23/20	USD	275.00	USD	2,609	(130,625)
Roku, Inc.	51	10/23/20	USD	175.00	USD	963	(99,705)
Shopify, Inc., Class A	39	10/23/20	USD	1,030.00	USD	3,990	(195,000)
Snap, Inc., Class A	476	10/23/20	USD	25.50	USD	1,243	(104,958)
Tesla, Inc.	90	10/23/20	USD	425.00	USD	3,861	(353,250)
Trade Desk, Inc., Class A	39	10/23/20	USD	450.00	USD	2,023	(296,400)
Twilio, Inc., Class A	111	10/23/20	USD	255.00	USD	2,743	(117,660)
Zscaler, Inc.	340	10/23/20	USD	134.00	USD	4,783	(350,200)
Zynga, Inc., Class A	1,245	10/23/20	USD	9.00	USD	1,135	(53,535)
Crowdstrike Holdings, Inc., Class A	147	10/30/20	USD	155.00	USD	2,019	(44,541)
Marvell Technology Group Ltd.	531	10/30/20	USD	41.00	USD	2,108	(62,127)
MercadoLibre, Inc.	35	10/30/20	USD	1,040.00	USD	3,789	(292,775)
MongoDB, Inc.	112	10/30/20	USD	217.50	USD	2,593	(251,440)
NetEase, Inc., ADR	60	10/30/20	USD	480.00	USD	2,728	(59,400)
RingCentral, Inc., Class A	50	10/30/20	USD	300.00	USD	1,373	(37,250)
Roku, Inc.	203	10/30/20	USD	220.00	USD	3,833	(77,647)
Snap, Inc., Class A	477	10/30/20	USD	26.00	USD	1,245	(103,032)
Square, Inc., Class A	268	10/30/20	USD	155.00	USD	4,356	(396,640)

4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Science and Technology Trust II (BSTZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
StoneCo Ltd., Class A	211	10/30/20	USD	55.00	USD	1,116	$(44,310)
Trade Desk, Inc., Class A	52	10/30/20	USD	490.00	USD	2,698	(268,580)
Zscaler, Inc.	156	10/30/20	USD	145.00	USD	2,195	(112,710)
Zynga, Inc., Class A	580	10/30/20	USD	8.50	USD	529	(43,790)
Zynga, Inc., Class A	665	10/30/20	USD	9.00	USD	606	(31,920)
Marvell Technology Group Ltd.	161	11/06/20	USD	40.50	USD	639	(22,460)
MercadoLibre, Inc.	29	11/06/20	USD	1,150.00	USD	3,139	(146,450)
NetEase, Inc., ADR	68	11/06/20	USD	475.00	USD	3,092	(100,980)
Okta, Inc.	115	11/06/20	USD	230.00	USD	2,459	(84,812)
RingCentral, Inc., Class A	34	11/06/20	USD	300.00	USD	934	(36,550)
Zynga, Inc., Class A	1,269	11/06/20	USD	10.00	USD	1,157	(29,187)
Afya Ltd., Class A	560	11/20/20	USD	25.00	USD	1,525	(196,000)
Agora, Inc., ADR	276	11/20/20	USD	60.00	USD	1,186	(37,950)
Avalara, Inc.	206	11/20/20	USD	130.00	USD	2,623	(214,240)
Bandwidth, Inc., Class A	153	11/20/20	USD	150.00	USD	2,671	(484,245)
Cloudflare, Inc., Class A	322	11/20/20	USD	41.00	USD	1,322	(133,630)
Coupa Software, Inc.	70	11/20/20	USD	280.00	USD	1,920	(143,500)
Elastic NV	267	11/20/20	USD	110.00	USD	2,881	(212,265)
Five9, Inc.	232	11/20/20	USD	125.00	USD	3,009	(306,240)
GoodRx Holdings, Inc., Class A	204	11/20/20	USD	70.00	USD	1,134	(82,620)
Kingsoft Cloud Holdings Ltd., ADR	376	11/20/20	USD	40.00	USD	1,110	(30,080)
Kingsoft Cloud Holdings Ltd., ADR	377	11/20/20	USD	45.00	USD	1,113	(16,023)
Lattice Semiconductor Corp.	593	11/20/20	USD	35.00	USD	1,717	(38,545)
Livongo Health, Inc.	196	11/20/20	USD	130.00	USD	2,745	(392,000)
Marvell Technology Group Ltd.	162	11/20/20	USD	41.00	USD	643	(33,696)
Monolithic Power Systems, Inc.	145	11/20/20	USD	260.00	USD	4,054	(445,875)
Power Integrations, Inc.	215	11/20/20	USD	59.00	USD	1,191	(48,260)
Qorvo, Inc.	163	11/20/20	USD	140.00	USD	2,103	(89,650)
Roku, Inc.	162	11/20/20	USD	195.00	USD	3,059	(289,170)
Shopify, Inc., Class A	38	11/20/20	USD	1,010.00	USD	3,887	(386,270)
Snap, Inc., Class A	215	11/20/20	USD	27.00	USD	561	(46,870)
SVMK, Inc.	547	11/20/20	USD	25.00	USD	1,209	(49,230)
Synopsys, Inc.	117	11/20/20	USD	220.00	USD	2,504	(105,885)
TAL Education Group, ADR	303	11/20/20	USD	82.50	USD	2,304	(85,597)
Twilio, Inc., Class A	108	11/20/20	USD	260.00	USD	2,669	(204,660)
Vroom, Inc.	311	11/20/20	USD	60.00	USD	1,610	(118,180)
XP, Inc., Class A	470	11/20/20	USD	45.00	USD	1,959	(110,450)
XPeng, Inc., ADR	655	11/20/20	USD	30.00	USD	1,315	(52,400)
XPeng, Inc., ADR	325	11/20/20	USD	25.00	USD	652	(47,937)
Yandex NV, Class A	353	11/20/20	USD	70.00	USD	2,303	(96,192)
Zendesk, Inc.	269	11/20/20	USD	97.50	USD	2,769	(293,210)

							$(17,133,845)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Arco Platform Ltd., Class A	Citibank N.A.	17,200	10/01/20	USD	48.00	USD	702	$—
Arco Platform Ltd., Class A	Credit Suisse International	5,500	10/01/20	USD	43.44	USD	225	(16)
Samsung SDI Co. Ltd.	JPMorgan Chase Bank N.A.	11,000	10/07/20	USD	451,880.00	USD	4,752,382	(31,040)
Altium Ltd.	Morgan Stanley & Co. International PLC	95,000	10/14/20	AUD	37.26	AUD	3,449	(31,914)
Arco Platform Ltd., Class A	Credit Suisse International	5,500	10/14/20	USD	43.44	USD	225	(3,512)
Arco Platform Ltd., Class A	JPMorgan Chase Bank N.A.	17,500	10/14/20	USD	44.37	USD	715	(7,746)
Endava PLC, ADR	UBS AG	34,000	10/14/20	USD	54.90	USD	2,147	(281,631)
Weimob Inc.	Societe Generale	1,000,000	10/14/20	HKD	11.71	HKD	10,487	(36,979)
ASMedia Technology, Inc	Citibank N.A.	42,000	10/15/20	USD	1,869.40	USD	61,674	(5,524)
Meituan Dianping, Class B	Morgan Stanley & Co. International PLC	88,900	10/15/20	HKD	269.15	HKD	21,704	(39,773)
Rakus Co. Ltd.	JPMorgan Chase Bank N.A.	93,400	10/15/20	JPY	1,522.56	JPY	176,721	(322,857)
Shop Apotheke Europe NV	Goldman Sachs International	13,100	10/15/20	EUR	141.44	EUR	1,946	(165,344)

CONSOLIDATED SCHEDULE OF INVESTMENTS	5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Science and Technology Trust II (BSTZ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Tyro Payments Ltd.	Morgan Stanley & Co. International PLC	318,500	10/15/20	AUD	3.40	AUD	1,157	$(63,479)
Weimob Inc.	JPMorgan Chase Bank N.A.	400,000	10/20/20	HKD	14.36	HKD	4,195	(2,989)
Arco Platform Ltd., Class A	JPMorgan Chase Bank N.A.	17,400	10/21/20	USD	47.17	USD	711	(4,829)
BE Semiconductor Industries NV	Morgan Stanley & Co. International PLC	42,000	10/21/20	EUR	38.61	EUR	1,536	(36,059)
Endava PLC, ADR	JPMorgan Chase Bank N.A.	19,300	10/21/20	USD	55.55	USD	1,219	(149,509)
Rakus Co. Ltd.	Goldman Sachs International	128,400	10/21/20	JPY	1,666.53	JPY	242,944	(298,312)
Shop Apotheke Europe NV	Goldman Sachs International	13,200	10/21/20	EUR	142.80	EUR	1,961	(174,709)
SOITEC	Morgan Stanley & Co. International PLC	5,200	10/21/20	EUR	108.96	EUR	639	(88,772)
Tyro Payments Ltd.	Goldman Sachs International	495,000	10/21/20	AUD	3.62	AUD	1,798	(57,796)
Xero Ltd.	JPMorgan Chase Bank N.A.	29,500	10/21/20	AUD	98.31	AUD	3,004	(112,039)
GMO Payment Gateway, Inc.	JPMorgan Chase Bank N.A.	29,800	10/22/20	JPY	10,969.02	JPY	336,671	(182,211)
Silergy Corp.	UBS AG	46,000	10/22/20	USD	1,786.12	USD	78,985	(74,513)
STMicroelectronics NV	Credit Suisse International	39,400	10/22/20	EUR	26.02	EUR	1,031	(57,587)
Locaweb Servicos De Internet SA	Morgan Stanley & Co. International PLC	374,300	10/23/20	USD	63.16	USD	22,312	(133,891)
Magazine Luiza SA	Credit Suisse International	431,800	10/23/20	USD	92.04	USD	38,516	(208,071)
Meituan Dianping, Class B	Citibank N.A.	194,000	10/27/20	HKD	243.60	HKD	47,362	(342,771)
Arco Platform Ltd., Class A	JPMorgan Chase Bank N.A.	17,400	10/28/20	USD	47.67	USD	711	(6,681)
Weimob Inc.	JPMorgan Chase Bank N.A.	806,000	10/28/20	HKD	12.39	HKD	8,452	(37,625)
Farfetch Ltd., Class A	JPMorgan Chase Bank N.A.	88,300	11/02/20	USD	26.50	USD	2,222	(132,752)
Altium Ltd.	Morgan Stanley & Co. International PLC	40,900	11/04/20	AUD	36.20	AUD	1,485	(43,427)
ASMedia Technology, Inc.	Goldman Sachs International	17,000	11/04/20	USD	1,529.54	USD	24,963	(56,305)
Freee KK	JPMorgan Chase Bank N.A.	44,900	11/04/20	JPY	6,814.50	JPY	359,119	(565,261)
Kakao Corp.	JPMorgan Chase Bank N.A.	11,400	11/04/20	USD	370,230.87	USD	4,145,726	(157,237)
Kingdee International Software Group Co. Ltd.	JPMorgan Chase Bank N.A.	1,258,000	11/04/20	HKD	20.51	HKD	25,430	(237,813)
Lasertec Corp.	Goldman Sachs International	60,000	11/04/20	JPY	8,819.72	JPY	520,146	(294,090)
Rakus Co. Ltd.	JPMorgan Chase Bank N.A.	84,000	11/04/20	JPY	1,877.20	JPY	158,935	(113,205)
SOITEC	Citibank N.A.	10,000	11/04/20	EUR	127.10	EUR	1,228	(39,507)
STMicroelectronics NV	Credit Suisse International	39,000	11/04/20	EUR	26.71	EUR	1,020	(45,739)
Weimob Inc.	JPMorgan Chase Bank N.A.	1,234,000	11/04/20	HKD	11.10	HKD	12,941	(132,348)
ZoomInfo Technologies, Inc., Class A	UBS AG	63,700	11/05/20	USD	35.25	USD	2,738	(518,833)
Delivery Hero SE.	Goldman Sachs International	49,600	11/06/20	EUR	93.45	EUR	4,854	(527,776)
Kakao Corp.	JPMorgan Chase Bank N.A.	4,600	11/06/20	USD	382,130.00	USD	1,672,837	(47,608)
Kingdee International Software Group Co. Ltd.	JPMorgan Chase Bank N.A.	1,001,000	11/06/20	HKD	20.03	HKD	20,235	(220,598)
Samsung CDI Co. Ltd.	JPMorgan Chase Bank N.A.	6,200	11/06/20	USD	458,865.00	USD	2,678,616	(67,322)
Silergy Corp.	Citibank N.A.	46,000	11/06/20	USD	1,880.48	USD	78,985	(66,911)
SOITEC	UBS AG	14,600	11/06/20	EUR	129.37	EUR	1,793	(47,486)
Tencent Music Entertainment Group, ADR	Credit Suisse International	112,300	11/09/20	USD	15.94	USD	1,659	(39,861)
Adyen NV	Barclays Bank PLC	3,900	11/10/20	EUR	1,658.59	EUR	6,135	(181,430)
Delivery Hero SE	Goldman Sachs International	17,000	11/10/20	EUR	102.74	EUR	1,664	(76,948)
Freee KK	JPMorgan Chase Bank N.A.	46,600	11/10/20	JPY	8,095.50	JPY	372,716	(247,555)
Inphi Corp.	JPMorgan Chase Bank N.A.	33,200	11/10/20	USD	111.00	USD	3,727	(246,014)
Lasertec Corp.	JPMorgan Chase Bank N.A.	15,600	11/10/20	JPY	8,949.96	JPY	135,238	(70,096)
SOITEC	Goldman Sachs International	5,200	11/10/20	EUR	127.82	EUR	639	(21,712)
BE Semiconductor Industries NV	Goldman Sachs + Co Llc	8,400	11/12/20	EUR	37.64	EUR	307	(15,690)
Endava PLC, ADR	Bank Of America, N.a.	28,500	11/12/20	USD	64.84	USD	1,800	(51,132)
GMO Payment Gateway, Inc.	Ubs Ag	24,000	11/12/20	JPY	11,631.82	JPY	271,144	(96,689)
Xero Ltd.	Morgan Stanley Co Incorporated	27,200	11/12/20	AUD	104.78	AUD	2,770	(49,071)
Charles Schwab Corp.	JPMorgan Chase Bank N.A.	37,500	11/16/20	USD	70.96	USD	2,679	(196,370)
Altium Ltd.	Morgan Stanley Co Incorporated	46,500	11/18/20	AUD	37.00	AUD	1,688	(38,281)
Kingdee International Software Group Co. Ltd.	Jpmorgan Chase Bank Na London	250,000	11/18/20	HKD	21.13	HKD	5,054	(34,274)
Delivery Hero SE	Goldman Sachs + Co Llc	3,800	11/19/20	EUR	103.30	EUR	372	(22,442)
SOITEC	Ubs Ag	3,800	11/19/20	EUR	126.79	EUR	467	(20,347)
Weimob, Inc.	Jpmorgan Chase Bank Na London	656,000	11/19/20	HKD	10.96	HKD	6,879	(45,319)
Farfetch Ltd., Class A	JPMorgan Chase Bank N.A.	88,300	11/30/20	USD	26.75	USD	2,222	(190,167)

								$(7,915,795)

6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Science and Technology Trust II (BSTZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$96,032,561	$—	$—	$96,032,561
Banks	—	—	36,690,965	36,690,965
Capital Markets	23,946,633	—	—	23,946,633
Diversified Consumer Services	72,640,347	—	—	72,640,347
Diversified Telecommunication Services	23,208,209	—	—	23,208,209
Electronic Equipment, Instruments & Components	—	27,646,162	—	27,646,162
Entertainment	81,223,803	25,928,164	—	107,151,967
Health Care Technology	56,089,530	—	—	56,089,530
Interactive Media & Services	75,191,306	49,653,687	—	124,844,993
Internet & Direct Marketing Retail	61,038,015	93,797,558	—	154,835,573
IT Services	352,554,167	65,604,398	32,473,439	450,632,004
Multiline Retail	29,814,630	—	—	29,814,630
Professional Services	14,873,532	—	—	14,873,532
Semiconductors & Semiconductor Equipment	167,517,360	122,076,547	—	289,593,907
Software	339,323,802	162,898,943	32,485,443	534,708,188
Specialty Retail	12,627,381	—	—	12,627,381
Preferred Securities
Preferred Stocks	—	—	234,955,505	234,955,505
Warrants	—	—	496,967	496,967
Short-Term Securities
Money Market Funds	6,836,580	—	—	6,836,580

	$1,412,917,856	$547,605,459	$337,102,319	2,297,625,634

Investments Valued at NAV(a)				3,994,478

				$2,301,620,112

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Science and Technology Trust II (BSTZ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(17,016,089)	$(8,033,551)	$—	$(25,049,640)

(a)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Warrants	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2019	$29,199,661	$53,498	$91,720,586	$120,973,745
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)
Net change in unrealized appreciation (depreciation)(a)	15,939,678	443,470	6,638,514	23,021,662
Purchases	56,510,508	(1)	136,596,405	193,106,912
Sales	—	—	—	—

Closing balance, as of September 30, 2020	$101,649,847	$496,967	$234,955,505	$337,102,319

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020(a)	$15,939,678	$443,470	$6,638,514	$23,021,662

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $19,556,184. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks(b)(c)	$85,649,989	Market	Revenue Multiple	5.75x	—
			Recent Transactions	—	—

Preferred Stocks(d)(e)	234,955,505	Market	Revenue Multiple	1.40x - 21.50x	8.77x
			Volatility	39% - 61%	53%
			Time to Exit	3.0 - 5.0	3.3
			Recent Transactions	—	—
Warrants	496,967	Market	Revenue Multiple	9.08x	—
			Volatility	44%	—
			Time to Exit	0.5	—

	$321,102,461

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end September 30, 2020, the valuation technique for investments classified as Common Stocks amounting to $36,690,965 changed to Transaction Price approach. The investments were previously valued utilizing Current Value Method. The change was due to consideration of the information that was available at the time the investments were valued.

(c)

For the period end September 30, 2020, the valuation technique for investments classified as Common Stocks amounting to $16,473,581 changed to Transaction Price approach. The investments were previously valued utilizing Option Pricing Model approach. The change was due to consideration of the information that was available at the time the investments were valued.

(d)

For the period end September 30, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $16,364,179 changed to Transaction Price approach. The investments were previously valued utilizing Option Pricing Model approach. The change was due to consideration of the information that was available at the time the investments were valued.

(e)

For the period end September 30, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $34,967,012 changed to Current Value Method. The investments were previously valued utilizing Transaction Price Approach. The change was due to consideration of the information that was available at the time the investments were valued.

8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Science and Technology Trust II (BSTZ)

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CDI	CREST Depository Interest

OTC	Over-the-Counter

CONSOLIDATED SCHEDULE OF INVESTMENTS	9